Reinsurance and Indemnification - New Jersey Excess Catastrophe Reinsurance Agreement (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) contract reinstatement
Reinsurance Retention Policy [Line Items]
Retention amount for catastrophe reinsurance agreement contracts	$ 500
New Jersey Agreement
Reinsurance Retention Policy [Line Items]
Contracts number | contract	2
Limit of aggregate losses under aggregate excess agreement	$ 400
New Jersey Agreement Contract One
Reinsurance Retention Policy [Line Items]
Retention percentage of reinsurance limit	31.67%
Retention amount for catastrophe reinsurance agreement contracts	$ 139
Number of reinstatements each year for each contract | reinstatement	1
New Jersey Agreement Contract Two
Reinsurance Retention Policy [Line Items]
Retention percentage of reinsurance limit	31.67%
Retention amount for catastrophe reinsurance agreement contracts	$ 142
Number of reinstatements each year for each contract | reinstatement	1
New Jersey Agreement Contract Three
Reinsurance Retention Policy [Line Items]
Retention percentage of reinsurance limit	31.66%
Retention amount for catastrophe reinsurance agreement contracts	$ 150
Number of reinstatements each year for each contract | reinstatement	1